Dreyfus International Bond Fund
Fund Summary
Investment Objective
The fund seeks to maximize total return through capital appreciation and income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-54 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus International Bond Fund	Dreyfus International Bond Fund - Class A	Dreyfus International Bond Fund - Class C	Dreyfus International Bond Fund - Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus International Bond Fund	Dreyfus International Bond Fund - Class A	Dreyfus International Bond Fund - Class C	Dreyfus International Bond Fund - Class I
Management fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) fees	none	0.75%	none
Other expenses	0.49%	0.49%	0.22%
Total annual fund operating expenses	1.09%	1.84%	0.82%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus International Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus International Bond Fund - Class A	556	781	1,024	1,719
Dreyfus International Bond Fund - Class C	287	579	995	2,159
Dreyfus International Bond Fund - Class I	84	262	455	1,104

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus International Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Dreyfus International Bond Fund - Class A	556	781	1,024	1,719
Dreyfus International Bond Fund - Class C	187	579	995	2,159
Dreyfus International Bond Fund - Class I	84	262	455	1,104

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
153.71% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund may invest up to 25%
of its assets in emerging markets generally and up to 5% of its assets in any single emerging market country.

Generally, the fund seeks to maintain a portfolio with an average credit quality of investment grade. The fund, however, may invest up to 25% of its assets in securities (not including securities of emerging markets issuers) rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by Dreyfus, at the time of purchase. The fund will not invest in securities rated lower than B at the time of purchase. The fund may invest in securities of issuers in emerging markets of any credit quality, including those rated or determined to be below investment grade quality.

The fund's portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and look for fixed-income securities with the most potential for added value. The portfolio managers select securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policies, and the credit quality of government debt.

There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase.

The fund's portfolio managers will sell a security if the existing holding trades overvalued from a valuation standpoint, another sector becomes relatively more attractive, and/or they expect fundamentals to deteriorate.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy. The fund's portfolio managers have considerable latitude in determining whether to hedge the fund's currency exposure and the extent of any such hedging.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general. Failure of an issuer or guarantor of a fixed-income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
To the extent the fund's investment are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

The bar chart shows changes in the performance of the
fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter
Q2, 2009: 12.08%
Worst Quarter
Q1, 2009: -5.29%

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus International Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Barclays Global Aggregate Ex-U.S. Index (unhedged)	Barclays Global Aggregate Ex-U.S. Index (unhedged) reflects no deduction for fees, expenses or taxes	4.95%	7.19%	7.19%	Dec 30, 2005
Dreyfus International Bond Fund - Class A	Class A returns before taxes	2.60%	9.48%	9.48%	Dec 30, 2005
Dreyfus International Bond Fund - Class A After Taxes on Distributions	Class A returns after taxes on distributions	0.77%	7.77%	7.77%	Dec 30, 2005
Dreyfus International Bond Fund - Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	1.88%	7.19%	7.19%	Dec 30, 2005
Dreyfus International Bond Fund - Class C	Class C returns before taxes	5.65%	9.65%	9.65%	Dec 30, 2005
Dreyfus International Bond Fund - Class I	Class I returns before taxes	7.72%	10.77%	10.77%	Dec 30, 2005

Dreyfus Global Equity Income Fund
Fund Summary
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-42 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Global Equity Income Fund	Dreyfus Global Equity Income Fund - Class A	Dreyfus Global Equity Income Fund - Class C	Dreyfus Global Equity Income Fund - Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Global Equity Income Fund		Dreyfus Global Equity Income Fund - Class A	Dreyfus Global Equity Income Fund - Class C	Dreyfus Global Equity Income Fund - Class I
Management fees		0.85%	0.85%	0.85%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		2.28%	2.32%	1.97%
Total annual fund operating expenses		3.13%	3.92%	2.82%
Fee waiver and/or expense reimbursement	[1]	(1.63%)	(1.67%)	(1.57%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.50%	2.25%	1.25%
[1]	The Dreyfus Corporation has contractually agreed, until at least March 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees and extraordinary expenses) exceed 1.25%. After March 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Global Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus Global Equity Income Fund - Class A	719	1,341	1,987	3,709
Dreyfus Global Equity Income Fund - Class C	328	1,042	1,874	4,034
Dreyfus Global Equity Income Fund - Class I	127	725	1,350	3,034

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Global Equity Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Dreyfus Global Equity Income Fund - Class A	719	1,341	1,987	3,709
Dreyfus Global Equity Income Fund - Class C	228	1,042	1,874	4,034
Dreyfus Global Equity Income Fund - Class I	127	725	1,350	3,034

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
56.17% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks of companies located in the developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong
and Western Europe. The fund may, however, invest up to 30% of its assets in emerging markets. The fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country.
The fund's portfolio manager typically will purchase stocks that, at the time of purchase, have a yield premium to the yield of the FTSE World Index.

The portfolio manager will combine a top-down approach, emphasizing economic trends and current investment themes on a global basis, with a bottom-up stock selection, based on fundamental research. In choosing stocks, the portfolio manager considers key trends in global economic variables; investment themes;
relative values of equity securities, bonds and cash; company fundamentals; and
long-term trends in currency movements.

The portfolio manager typically sells a stock when its yield drops below the yield of the FTSE World Index. The portfolio manager also generally will sell securities when themes change or when the portfolio manager determines that a company's prospects have changed or that its stock is fully valued by the market.

The portfolio manager may seek to manage currency risk by hedging all or a portion of the fund's currency exposure and, in his discretion, may employ certain techniques designed to alter the fund's foreign currency exposure.
Generally, this involves buying options, futures or forward contracts relating to foreign currencies.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
To the extent the fund's investment are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Market sector risk. The fund may significantly overweight or underweight certain companies industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies industries or sectors.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.  More recent performance information may be available at
www.dreyfus.com.

The bar chart shows changes in the performance of the
fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter
Q2, 2009: 18.77%
Worst Quarter
Q3, 2008: -20.77%

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Global Equity Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FTSE World Index	FTSE World Index reflects no deduction for fees, expenses or taxes	[1]	12.75%	(5.64%)	Oct 18, 2007
Dreyfus Global Equity Income Fund - Class A	Class A returns before taxes		3.61%	(4.92%)	Oct 18, 2007
Dreyfus Global Equity Income Fund - Class A After Taxes on Distributions	Class A returns after taxes on distributions		3.29%	(5.24%)	Oct 18, 2007
Dreyfus Global Equity Income Fund - Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares		3.08%	(4.00%)	Oct 18, 2007
Dreyfus Global Equity Income Fund - Class C	Class C returns before taxes		7.96%	(3.92%)	Oct 18, 2007
Dreyfus Global Equity Income Fund - Class I	Class I returns before taxes		10.12%	(2.87%)	Oct 18, 2007
[1]	For comparative purposes, the value of the FTSE World Index on 10/31/07 is used as the beginning value on 10/18/07.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	DREYFUS LAUREL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000053808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Dreyfus International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to maximize total return through capital appreciation and income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-54 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
153.71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.71%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund may invest up to 25%
of its assets in emerging markets generally and up to 5% of its assets in any single emerging market country.

Generally, the fund seeks to maintain a portfolio with an average credit quality of investment grade. The fund, however, may invest up to 25% of its assets in securities (not including securities of emerging markets issuers) rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by Dreyfus, at the time of purchase. The fund will not invest in securities rated lower than B at the time of purchase. The fund may invest in securities of issuers in emerging markets of any credit quality, including those rated or determined to be below investment grade quality.

The fund's portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and look for fixed-income securities with the most potential for added value. The portfolio managers select securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policies, and the credit quality of government debt.

There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase.

The fund's portfolio managers will sell a security if the existing holding trades overvalued from a valuation standpoint, another sector becomes relatively more attractive, and/or they expect fundamentals to deteriorate.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy. The fund's portfolio managers have considerable latitude in determining whether to hedge the fund's currency exposure and the extent of any such hedging.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general. Failure of an issuer or guarantor of a fixed-income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
To the extent the fund's investment are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the
fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2009: 12.08%
Worst Quarter
Q1, 2009: -5.29%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	556
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	781
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,024
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,719
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	556
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	781
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,024
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,719
Annual Return 2006	rr_AnnualReturn2006	6.64%
Annual Return 2007	rr_AnnualReturn2007	10.20%
Annual Return 2008	rr_AnnualReturn2008	11.07%
Annual Return 2009	rr_AnnualReturn2009	17.44%
Annual Return 2010	rr_AnnualReturn2010	7.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBRX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,104
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,104
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Dreyfus International Bond Fund | Barclays Global Aggregate Ex-U.S. Index (unhedged)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Global Aggregate Ex-U.S. Index (unhedged) reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Dreyfus Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks total return (consisting of capital appreciation and income).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-42 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
56.17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.17%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks of companies located in the developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong
and Western Europe. The fund may, however, invest up to 30% of its assets in emerging markets. The fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country.
The fund's portfolio manager typically will purchase stocks that, at the time of purchase, have a yield premium to the yield of the FTSE World Index.

The portfolio manager will combine a top-down approach, emphasizing economic trends and current investment themes on a global basis, with a bottom-up stock selection, based on fundamental research. In choosing stocks, the portfolio manager considers key trends in global economic variables; investment themes;
relative values of equity securities, bonds and cash; company fundamentals; and
long-term trends in currency movements.

The portfolio manager typically sells a stock when its yield drops below the yield of the FTSE World Index. The portfolio manager also generally will sell securities when themes change or when the portfolio manager determines that a company's prospects have changed or that its stock is fully valued by the market.

The portfolio manager may seek to manage currency risk by hedging all or a portion of the fund's currency exposure and, in his discretion, may employ certain techniques designed to alter the fund's foreign currency exposure.
Generally, this involves buying options, futures or forward contracts relating to foreign currencies.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
To the extent the fund's investment are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Market sector risk. The fund may significantly overweight or underweight certain companies industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies industries or sectors.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.  More recent performance information may be available at
www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the
fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2009: 18.77%
Worst Quarter
Q3, 2008: -20.77%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
Dreyfus Global Equity Income Fund | Dreyfus Global Equity Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEQAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_Component1OtherExpensesOverAssets	2.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.13%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	After March 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,341
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,987
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,709
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	719
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,341
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,987
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,709
Annual Return 2008	rr_AnnualReturn2008	(37.86%)
Annual Return 2009	rr_AnnualReturn2009	30.64%
Annual Return 2010	rr_AnnualReturn2010	9.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.77%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.92%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Dreyfus Global Equity Income Fund | Dreyfus Global Equity Income Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Dreyfus Global Equity Income Fund | Dreyfus Global Equity Income Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Dreyfus Global Equity Income Fund | Dreyfus Global Equity Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEQCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_Component1OtherExpensesOverAssets	2.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.92%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	After March 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,042
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,874
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,034
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,042
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,874
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,034
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.92%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Dreyfus Global Equity Income Fund | Dreyfus Global Equity Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DQEIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_Component1OtherExpensesOverAssets	1.97%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.82%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.57%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	After March 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	725
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,034
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	725
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,034
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007
Dreyfus Global Equity Income Fund | FTSE World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE World Index reflects no deduction for fees, expenses or taxes	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2007

[1]	The Dreyfus Corporation has contractually agreed, until at least March 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees and extraordinary expenses) exceed 1.25%. After March 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.
[2]	For comparative purposes, the value of the FTSE World Index on 10/31/07 is used as the beginning value on 10/18/07.